INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Current
Corporate bonds	$ 24,183,969	$ 25,265,276
Borrowings	85,134,018	119,728,126
Non-current
Corporate bonds	25,926,536	25,926,536
Borrowings	53,802,032	38,198,026
Bank borrowings
Current
Borrowings	60,950,049	93,752,214
Non-current
Borrowings	27,875,496	12,271,490
Corporate bonds
Non-current
Proceeds from issue of bonds	50,000,000
Remaining borrowings available	150,000,000
Trust debt securities
Current
Borrowings		$ 710,636
Series X corporate bonds
Non-current
Proceeds from issue of bonds	$ 200,000,000